Other liabilities	12 Months Ended
Dec. 31, 2021
Miscellaneous liabilities [abstract]
Other liabilities	Other liabilities
The detail of Other liabilities in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Transactions in transit	545	498	663
Accrued expenses and deferred income	7,084	6,309	6,909
Other	5,069	5,529	5,220
	12,698	12,336	12,792